TRADE PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 3,321	¥ 21,118	¥ 28,621	¥ 70,906
Total	3,321	21,118	28,621
Within 1 year [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	1,308	8,326	23,754
Between 1-2 years [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	1,578	10,030	2,286
Between 2-3 years [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 435	¥ 2,762	¥ 2,581